INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Finished equipment	$ 465.2	$ 494.6
Replacement parts	217.7	228.9
Work-in-process	508.7	298.5
Raw materials and supplies	566.5	426.7
Inventories	1,758.1	1,448.7
Inventory reserves	$ 120.1	$ 106.7